SCHEDULE OF PURCHASE PRICE ALLOCATION (Details) - Dronelogics Systems Inc. [Member] - CAD ($)	Apr. 30, 2021	Apr. 30, 2020
IfrsStatementLineItems [Line Items]
Number of shares of Draganfly Inc.	$ 3,225,438
Fair value of common shares	$ 0.83
Fair value of shares of Draganfly Inc.	$ 2,677,114
Present value of the fair value of shares of Draganfly Inc.	2,178,960
Cash portion of purchase price	500,000
Total	$ 2,678,960
Cash		$ 42,593
Accounts receivable		98,852
Inventory		629,684
Prepaids and deposits		93,997
Other current assets		3,014
Capital assets		54,946
Right-of-use assets		83,428
Accounts payable and accrued liabilities		(222,766)
Customer deposits		(245,959)
Loans		(245,752)
Other current liabilities		(8,437)
Lease liabilities		(87,203)
Total tangible assets acquired		196,397
Customer relationships		197,000
Website		119,000
Total identifiable intangible assets		316,000
Goodwill		2,166,563
Total consideration		$ 2,678,960